INCOME TAXES INCOME TAXES Tax holidays (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Income Tax Holiday [Line Items]
Impact of the income tax holidays	$ 54	$ 53	$ 35
Benefit of income tax holidays on net income per share	$ 0.18	$ 0.18	$ 0.11